Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2020
38. Assets pledged, collateral received and assets transferred
Assets pledged, collateral received and assets transferred

38 Assets pledged, collateral received and assets transferred

Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Group balance sheet, for example because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.

Assets pledged or transferred as collateral include all assets categorised as encumbered in the disclosure on pages 222 to 223 of the Barclays PLC Pillar 3 Report 2020 (unaudited), other than those held in commercial paper conduits. In these transactions, the Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.

Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2020	2019
	£m	£m
Cash collateral and settlements	72,042	64,400
Loans and advances at amortised cost	37,257	39,354
Trading portfolio assets	77,198	65,532
Financial assets at fair value through the income statement	5,584	10,104
Financial assets at fair value through other comprehensive income	22,185	9,278
Assets pledged	214,266	188,668

The following table summarises the transferred financial assets and the associated liabilities:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2020
Derivatives	77,574	(77,574)
Repurchase agreements	65,673	(44,076)
Securities lending arrangements	61,183	-
Other	9,836	(7,408)
	214,266	(129,058)

At 31 December 2019
Derivatives	68,609	(68,609)
Repurchase agreements	52,840	(35,708)
Securities lending arrangements	49,106	-
Other	18,113	(12,005)
	188,668	(116,322)

Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2020
Recourse to transferred assets only	1,033	(1,019)	1,121	(1,033)	88
2019
Recourse to transferred assets only	3,516	(2,918)	3,678	(2,922)	756

The Group has an additional £6.3bn (2019: £12bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 33 for further details.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2020	2019
	£m	£m
Fair value of securities accepted as collateral	793,573	656,598
Of which fair value of securities re-pledged/transferred to others	685,300	554,988

Additional disclosure has been included in collateral and other credit enhancements in the Risk review section. Assets pledged as collateral include all assets categorised as encumbered in the disclosure on pages 222 to 223 of the Barclays PLC Pillar 3 Report 2020 (unaudited).